Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 11,263,410	₩ 11,021,448	₩ 9,572,795
Cash flows	(468,811)	(252,750)	1,047,720
Newly acquired	324,330	460,617	426,644
Changes in FX rate	399,510	88,745	18,805
Fair value change	(362,531)	13,174	44,221
Others	(21,232)	(67,824)	(88,737)
Ending	11,134,676	11,263,410	11,021,448
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	10,218,165	10,006,685	8,437,703
Cash flows	(135,227)	106,118	1,391,321
Newly acquired	0	0	0
Changes in FX rate	399,510	45,370	146,108
Fair value change	0	1,719	939
Others	38,243	58,273	30,614
Ending	10,520,691	10,218,165	10,006,685
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,179,909	1,172,038	1,159,369
Cash flows	(414,172)	(407,051)	(378,684)
Newly acquired	324,330	460,617	427,398
Changes in FX rate	0	0	0
Fair value change	264	24	0
Others	(30,878)	(45,719)	(36,045)
Ending	1,059,453	1,179,909	1,172,038
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	24,547	33,555	75,176
Cash flows	(419)	0	(41,197)
Newly acquired	0	0	0
Changes in FX rate	0	10,888	19,858
Fair value change	(1,903)	9,643	12,941
Others	(22,222)	(29,539)	(33,223)
Ending	3	24,547	33,555
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(159,211)	(190,830)	(99,453)
Cash flows	81,007	48,183	76,280
Newly acquired	0	0	(754)
Changes in FX rate	0	32,487	(147,161)
Fair value change	(360,892)	1,788	30,341
Others	(6,375)	(50,839)	(50,083)
Ending	₩ (445,471)	₩ (159,211)	₩ (190,830)